Equity method investments (Tables)	9 Months Ended
Sep. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments

	Ownership Percentage	Carrying Value	Carrying Value
			At date of investment
	September 30, 2020	September 30, 2020	July 24, 2020
		(in thousands)
Oncacare Limited	49%	$4,817	$4,900